Annual Fund Operating Expenses	Aug. 31, 2024
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2025
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.08%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.68%
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.13%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	1.45%
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.43%
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.41%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.41%
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.07%
Miscellaneous other expenses	0.07%
Other Expenses (as a percentage of Assets):	14.00%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.49%
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.36%	[2]
Other Expenses (as a percentage of Assets):	0.61%
Expenses (as a percentage of Assets)	1.06%
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.40%	[2]
Other Expenses (as a percentage of Assets):	0.65%
Expenses (as a percentage of Assets)	1.85%
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.38%	[2]
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	0.83%
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.36%	[2]
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	0.81%
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.12%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.37%	[2]
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.94%

[1]	The fund's investment adviser, BNYM Investment Adviser, Inc. has contractually agreed, until December 31, 2025 to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, brokerage commissions, interest expense, commitment fees on borrowings and extraordinary expenses) exceed .45%. On or after December 31, 2025, BNYM Investment Adviser, Inc. may terminate this expense limitation agreement at any time.
[2]	Includes interest expense in the amount of .21% in connection with inverse floater securities.